united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 04/30/2019

Item 1. Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019
Shares				Value
	COMMON STOCKS - 23.7%
	AEROSPACE/DEFENSE - 0.9%
2,498	Arconic, Inc.			$53,657
122	Boeing Co.			46,078
305	General Dynamics Corp.			54,510
337	Harris Corp.			56,785
234	Huntington Ingalls Industries, Inc.			52,084
241	L3 Technologies, Inc.			52,678
157	Lockheed Martin Corp.			52,333
186	Northrop Grumman Corp.			53,923
288	Raytheon Co.			51,146
975	Textron, Inc.			51,675
107	TransDigm Group, Inc. *			51,630
364	United Technologies Corp.			51,910
				628,409
	APPAREL & TEXTILE PRODUCTS - 0.9%
7,029	Nike, Inc.			617,357

	COMMERCIAL SERVICES - 1.4%
1,430	Cintas Corp.			310,510
9,960	Robert Half International, Inc.			618,416
				928,926
	CONTAINERS & PACKAGING - 0.9%
10,404	Ball Corp.			623,616

	DISTRIBUTORS - CONSUMER STAPLES - 0.9%
8,898	Sysco Corp.			626,152

	DISTRIBUTORS - DISCRETIONARY - 0.5%
4,624	Copart, Inc. *			311,288

	ELECTRICAL EQUIPMENT - 0.9%
3,136	Amphenol Corp.			312,220
3,558	Keysight Technologies, Inc. *			309,653
				621,873
	GAMING, LODGING & RESTAURANTS - 1.8%
2,280	Carnival Corp.			125,081
178	Chipotle Mexican Grill, Inc. *			122,471
1,033	Darden Restaurants, Inc.			121,481
1,422	Hilton Worldwide Holdings, Inc.			123,700
913	Marriott International, Inc.			124,551
629	McDonald's Corp.			124,272
2,174	Norwegian Cruise Line Holdings Ltd. *			122,592
1,015	Royal Caribbean Cruises Ltd.			122,754
1,613	Starbucks Corp.			125,298
1,195	Yum! Brands, Inc.			124,746
				1,236,946
	HARDWARE - 2.7%
401	Arista Networks, Inc.*			125,228
2,211	Cisco Systems, Inc.			123,705
9,196	Corning, Inc.			292,893
780	F5 Networks, Inc.*			122,382
5,899	FLIR Systems, Inc.			312,293
7,186	Garmin Ltd.			616,128
4,441	Juniper Networks, Inc.			123,327
854	Motorola Solutions, Inc.			123,753
				1,839,709
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Shares				Value
	HEALTH CARE FACILITIES & SERVICES - 1.0%
421	Anthem, Inc.			$110,736
2,368	Centene Corp. *			122,094
444	Humana, Inc.			113,402
616	IQVIA Holdings, Inc. *			85,562
512	UnitedHealth Group, Inc.			119,332
466	WellCare Health Plans, Inc. *			120,391
				671,517
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
877	Cboe Global Markets, Inc.			89,112
496	CME Group, Inc.			88,734
1,085	Intercontinental Exchange, Inc.			88,265
969	Nasdaq, Inc.			89,342
				355,453
	INSURANCE - 0.9%
869	Aon PLC			156,542
1,870	Arthur J Gallagher & Co.			156,369
1,660	Marsh & McLennan Cos, Inc.			156,521
854	Willis Towers Watson PLC			157,426
				626,858
	MEDIA - 0.5%
83	Booking Holdings, Inc. *			153,964
1,193	Expedia, Inc.			154,899
				308,863
	MEDICAL EQUIPMENT & DEVICES - 1.7%
485	Abbott Laboratories			38,587
115	Abiomed, Inc. *			31,902
1,121	Agilent Technologies, Inc.			87,999
477	Baxter International, Inc.			36,395
159	Becton Dickinson and Co.			38,278
1,045	Boston Scientific Corp. *			38,790
316	Danaher Corp.			41,851
203	Edwards Lifesciences Corp. *			35,742
869	Hologic, Inc. *			40,304
168	IDEXX Laboratories, Inc. *			38,976
296	Illumina, Inc. *			92,352
68	Intuitive Surgical, Inc. *			34,723
445	Medtronic PLC			39,520
123	Mettler-Toledo International, Inc. *			91,667
938	PerkinElmer, Inc.			89,898
373	ResMed, Inc.			38,982
196	Stryker Corp.			37,026
128	Teleflex, Inc.			36,631
331	Thermo Fisher Scientific, Inc.			91,836
295	Varian Medical Systems, Inc. *			40,170
360	Waters Corp. *			76,874
308	Zimmer Biomet Holdings, Inc.			37,933
				1,136,436
	REAL ESTATE - 0.9%
10,143	Duke Realty Corp.			315,650
4,115	Prologis, Inc.			315,497
				631,147
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Shares				Value
	RETAIL - DISCRETIONARY - 1.4%
80	Amazon.com, Inc. *			$154,122
4,055	eBay, Inc.			157,131
1,534	Home Depot, Inc.			312,476
2,764	Lowe's Cos, Inc.			312,719
				936,448
	SEMICONDUCTORS - 0.9%
1,723	Advanced Micro Devices, Inc.*			47,606
419	Analog Devices, Inc.			48,705
153	Broadcom, Inc.			48,715
934	Intel Corp.			47,671
803	Maxim Integrated Products, Inc.			48,180
483	Microchip Technology, Inc.			48,247
1,133	Micron Technology, Inc.*			47,654
266	NVIDIA Corp.			48,146
633	Qorvo, Inc.*			47,861
547	Qualcomm, Inc.			47,113
550	Skyworks Solutions, Inc.			48,499
409	Texas Instruments, Inc.			48,193
408	Xilinx, Inc.			49,017
				625,607
	SOFTWARE - 1.9%
271	Adobe, Inc. *			78,387
401	ANSYS, Inc. *			78,516
439	Autodesk, Inc. *			78,234
1,137	Cadence Design Systems, Inc. *			78,885
770	Citrix Systems, Inc.			77,739
1,334	Fortinet, Inc. *			124,622
297	Intuit, Inc.			74,565
903	Micro Focus International PLC			22,667
956	Microsoft Corp.			124,854
2,253	Oracle Corp.			124,659
679	Red Hat, Inc. *			123,938
490	salesforce.com, Inc. *			81,022
5,100	Symantec Corp.			123,471
647	Synopsys, Inc. *			78,339
				1,269,898
	SPECIALTY FINANCE - 0.7%
249	Alliance Data Systems Corp.			39,865
424	Fidelity National Information Services, Inc.			49,154
528	Fiserv, Inc. *			46,063
180	FleetCor Technologies, Inc. *			46,971
305	Global Payments, Inc.			44,551
298	Jack Henry & Associates, Inc.			44,420
190	MasterCard, Inc. - Class A			48,306
394	PayPal Holdings, Inc. *			44,431
438	Total System Services, Inc.			44,781
289	Visa, Inc. - Class A			47,520
2,442	The Western Union Co.			47,473
				503,535
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Shares				Value
	TECHNOLOGY SERVICES - 0.6%
282	Automatic Data Processing, Inc.			$46,358
376	Broadridge Financial Solutions, Inc.			44,417
2,412	Conduent, Inc. *			30,946
455	Moody's Corp.			89,462
396	MSCI, Inc.			89,251
553	Paychex, Inc.			46,623
403	S&P Global, Inc.			88,926
				435,983
	TRANSPORTATION & LOGISTICS - 0.9%
1,954	CSX Corp.			155,597
1,264	Kansas City Southern			155,649
765	Norfolk Southern Corp.			156,075
879	Union Pacific Corp.			155,618
				622,939
	UTILITIES - 0.9%
17,267	AES Corp.			295,611
7,313	NRG Energy, Inc.			301,076
				596,687

	TOTAL COMMON STOCKS (Cost $13,408,566)			16,155,647

	EXCHANGE TRADED FUNDS - 66.2%
	CORPORATE - 7.7%
21,966	iShares iBoxx $ Investment Grade Corporate Bond ETF			2,618,786
29,682	iShares iBoxx $ High Yield Corporate Bond ETF			2,580,553
				5,199,339
	FIXED INCOME EMERGING MARKET - 4.0%
24,471	iShares JP Morgan USD Emerging Markets Bond ETF			2,686,916

	GLOBAL - 23.6%
54,497	Arrow Dogs of the World ETF #			2,529,435
498,617	Arrow DWA Country Rotation ETF # ##			13,542,438
				16,071,873
	GOVERNMENT- 10.5%
57,852	iShares 20+ Year Treasury Bond ETF			7,153,400

	INDEX RELATED - 3.9%
49,699	SPDR Bloomberg Barclays Convertible Securities ETF			2,658,896

	LARGE-CAP - 6.5%
26,796	Vanguard Growth ETF			4,388,649

	MID-CAP - 5.9%
27,221	Vanguard Mid-Cap Growth ETF			4,033,608

	REAL ESTATE - 4.1%
25,353	iShares Cohen & Steers REIT ETF			2,814,183

	TOTAL EXCHANGE TRADED FUNDS (Cost $44,272,290)			45,006,864

	SHORT-TERM INVESTMENTS - 8.3%
	MONEY MARKET FUNDS - 1.7%
1,039,097	Fidelity Institutional Money Market Fund - Government Portfolio - Class I			1,039,097
	to yield 2.06% ^
90,876	Fidelity Institutional Money Market Fund - Government Portfolio - Class I			90,876
	to yield 2.24% ^ +			1,129,973

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

Principal ($)		Coupon Rate (%)	Maturity	Value
	U.S. TREASURY BILL - 6.6%
4,500,000	United States Treasury Bill, to yield (a) +	0.000	6/20/2019	$ 4,485,123

	TOTAL SHORT-TERM INVESTMENT (Cost $5,614,635)			5,615,096

	TOTAL INVESTMENTS - 98.2% (Cost $63,295,491)			$66,777,607
	OTHER ASSETS LESS LIABILITIES - 1.8%			1,253,083
	NET ASSETS - 100.0%			$68,030,690
* Non-Income producing security.
^ Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.
# Affiliated Exchange Traded Fund
## Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
+ All or a portion of this investment is a holding of the ADWAB Fund Limited.
PLC - Public Limited Company
(a) All or a portion of this security is pledged as collateral for swap agreements.
ADR - American Depositary Receipt

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
21	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Feb-20	$ 2,750,160	$ (85,680)
3	Goldman Sachs & Co. LLC	LME Aluminum Future ++	Oct-19	628,725	(20,775)
		Net Unrealized Loss from Open Long Future Contracts			$ (106,455)

Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(3)	Goldman Sachs & Co. LLC	LME Aluminum Future ++	Oct-19	(588,675)	10,763
		Total Unrealized Gain from Open Short Future Contracts			$ 10,763

				Net Unrealized Loss from Open Long & Short Futures Contracts	$ (95,692)

++ All of these contracts are holdings of the ADWAB Fund Limited.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

FINANCIAL INDEX SWAP
Notional Value at April 30,2019	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
2,005,323	Dunn WMA Financial Index	Societe Generale, S.A.		Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	Open-Ended Maturity	$ (21,005)

Additional Information — Financial Index Swap Contract
The following table represents the top individual positions and related values within the financial index swap as of April 30, 2019.

Open Long Future Contracts	Description	Expiration	Counterparty	Weighted %	Unrealized Appreciation/ (Depreciation)
29	2 YR T-Note	Jun-19	Societe Generale	-13.72%	$2,882
29	5 YR T-Note	Jun-19	Societe Generale	-21.39%	4,494
14	Aussie 10 YR Bond	Jun-19	Societe Generale	-0.10%	21
71	Aussie 3 YR Bond	Jun-19	Societe Generale	-11.41%	2,396
6	Cfe Vix	Aug-19	Societe Generale	0.00%	-
0	DAX Index	Jun-19	Societe Generale	-0.13%	28
3	EMINI NASDAQ	Jun-19	Societe Generale	4.19%	(881)
4	EMINI S&P	Jun-19	Societe Generale	-5.09%	1,069
40	Erx 2 Bund	Jun-19	Societe Generale	1.21%	(255)
21	Erx Bobl	Jun-19	Societe Generale	7.86%	(1,651)
96	Euribor	Dec-20	Societe Generale	-0.46%	96
13	Euro Bund	Jun-19	Societe Generale	16.00%	(3,360)
3	Euro_Stoxx50	Jun-19	Societe Generale	-1.86%	390
44	Eurodollars	Dec-20	Societe Generale	-15.63%	3,283
4	FTSE Index	Jun-19	Societe Generale	5.37%	(1,128)
7	Gilts	Jun-19	Societe Generale	15.14%	(3,180)
2	Hang Seng Index	May-19	Societe Generale	12.91%	(2,711)
3	Japan Govt Bond Ose	Jun-19	Societe Generale	0.02%	(4)
43	Mexican Peso Cme	Jun-19	Societe Generale	-19.66%	4,130
6	Mini Dow	Jun-19	Societe Generale	-5.07%	1,064
7	Sfe Spi 200	Jun-19	Societe Generale	22.46%	(4,717)
74	Short Sterling	Dec-20	Societe Generale	20.15%	(4,232)
12	US 10 Yr Notes	Jun-19	Societe Generale	-13.13%	2,758
7	US T.Bond	Jun-19	Societe Generale	-17.64%	3,705
					$4,197
Open Short Future Contracts
(6)	Australian Dollar Cme	Jun-19	Societe Generale	-1.88%	395
(9)	British Pound Cme	Jun-19	Societe Generale	25.56%	(5,368)
(1)	Cac Index	May-19	Societe Generale	0.42%	(88)
(10)	Canadian Dollar Cme	Jun-19	Societe Generale	14.73%	(3,094)
(7)	Cfe Vix	Jun-19	Societe Generale	0.00%	-
(1)	Cfe Vix	May-19	Societe Generale	0.00%	-
(18)	Eur/Usd Cme	Jun-19	Societe Generale	39.74%	(8,347)
(19)	Japanese Yen Cme	Jun-19	Societe Generale	33.50%	(7,036)
(0)	Osk Nikkei	Jun-19	Societe Generale	0.02%	(4)
(12)	Swiss Franc Cme	Jun-19	Societe Generale	6.98%	(1,467)
(2)	Topix Index	Jun-19	Societe Generale	0.01%	(2)
					$(25,011)

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

COMMODITY INDEX SWAP ++
Notional Value at April 30,2019	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
2,336,108	Dunn WMA Commodity Index	Societe Generale, S.A.		Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	Open-Ended Maturity	$ 8,867

					Net Unrealized Depreciation on Swap Contracts	$ (12,138)

++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
Additional Information — Commodity Index Swap Contract
The following table represents the top individual positions and related values within the commodity index swap as of April 30, 2019.

Open Long Future Contracts	Description	Expiration	Counterparty	Weighted %	Unrealized Appreciation/ (Depreciation)
1	Gasoline Blendstock	Jun-19	Societe Generale	13.30%	$1,179
4	Gold Cmx	Jun-19	Societe Generale	16.67%	1,478
2	High Grade Copper	Jul-19	Societe Generale	4.77%	423
1	Lean Hogs	Jun-19	Societe Generale	0.77%	68
16	Live Cattle	Jun-19	Societe Generale	-40.50%	(3,591)
1	Natural Gas	Jun-19	Societe Generale	-1.14%	(101)
					$(544)
Open Short Future Contracts
(21)	Beanmeal	Jul-19	Societe Generale	19.06%	1,690
(20)	Bean Oil	Jul-19	Societe Generale	41.04%	3,639
(3)	Brent Oil	Aug-19	Societe Generale	-19.26%	(1,708)
(7)	Cocoa NY	Jul-19	Societe Generale	19.79%	1,755
(16)	Coffee NY	Jul-19	Societe Generale	-33.49%	(2,970)
(53)	Corn	Jul-19	Societe Generale	-22.80%	(2,022)
(9)	Cotton	Jul-19	Societe Generale	8.70%	771
(1)	Crude Oil	Jun-19	Societe Generale	-5.29%	(469)
(5)	Gas Oil Ldn	Jun-19	Societe Generale	-34.86%	(3,091)
(3)	Heating Oil	Jun-19	Societe Generale	-33.70%	(2,988)
(21)	Kcbt Red Wheat	Jul-19	Societe Generale	36.10%	3,201
(2)	Silver CMX	Jul-19	Societe Generale	-6.02%	(534)
(21)	Soybeans	Jul-19	Societe Generale	80.23%	7,114
(9)	Sugar NY	Jul-19	Societe Generale	-0.12%	(11)
(16)	Wheat	Jul-19	Societe Generale	60.45%	5,360
					$9,737

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2019 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at April 30, 2019
Financial Risk	$ (21,005)
Commodity Risk	8,867
Future Commodity Contracts	(95,692)
Total	(107,830)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.
Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,155,647	$-	$-	$16,155,647
Exchange Traded Funds	45,006,864	-	-	45,006,864
Money Market Funds	1,129,973	-	-	1,129,973
U.S. Treasury Bills	-	4,485,123	-	4,485,123
Variation Margin-Open Short Futures Contracts*	10,763	-	-	10,763
Open Swap Contracts*	-	8,867	-	8,867
Total	$62,303,247	$4,493,990	$-	$66,797,237
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts*	$-	$21,005	$-	$21,005
Variation Margin-Open Long Futures Contracts*	106,455	-	-	106,455
Total	$106,455	$21,005	$-	$127,460

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of April 30, 2019.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30, 2019	% of Fund Net Assets at April 30, 2019
ADB-CFC	12/5/12	$2,032,938	2.99%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 99.4%
	CONSERVATIVE ALLOCATION - 0.1%
1,400	Arrow Reserve Capital Management ETF +	$140,434

	CONSUMER DISCRETIONARY - 10.4%
111,458	Consumer Discretionary Select Sector SPDR Fund	13,382,762

	LARGE-CAP - 39.4%
227,267	Invesco S&P 500 Low Volatility ETF	12,220,147
136,230	iShares Edge MSCI USA Quality Factor ETF	12,520,899
70,537	iShares S&P 500 Growth ETF	12,637,409
127,967	SPDR S&P Dividend ETF	12,991,210
		50,369,665
	LATIN AMERICAN REGION - 9.0%
345,561	iShares Latin America 40 ETF	11,590,116

	REAL ESTATE INVESTMENT TRUST (REIT) - 20.0%
119,906	iShares Cohen & Steers REIT ETF	13,309,566
140,361	iShares U.S. Real Estate ETF	12,211,407
		25,520,973

	TECHNOLOGY - 10.2%
166,805	Technology Select Sector SPDR Fund	13,129,221

	UTILITIES - 10.3%
225,180	Utilities Select Sector SPDR Fund	13,220,318

	TOTAL EXCHANGE TRADED FUNDS (Cost $121,702,761)	127,353,489

	SHORT-TERM INVESTMENT - 0.0%
	MONEY MARKET FUND - 0.0%
6,696	Fidelity Investments Money Market Fund - Government Portfolio - Class I	6,696
	to yield 2.24% * ++ (Cost $6,696)

	TOTAL INVESTMENTS - 99.4% (Cost $121,709,457)	$127,360,185
	OTHER ASSETS LESS LIABILITIES - 0.6%	798,402
	NET ASSETS - 100.0%	$128,158,587

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.
+ Affiliated Exchange Traded Fund
++ All or a portion of this investment is a holding of the ADWAT Fund Limited.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 127,353,489	$ -	$ -	$ 127,353,489
Short-Term Investment	6,696	-	-	6,696
Total	$ 127,360,185	$ -	$ -	$ 127,360,185

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2019.	% of Fund Net Assets at April 30, 2019.
ADT-CFC	12/12/11	$21,473	0.02%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 6.5%
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
500,000	Noble Holding International Ltd.	7.950	4/1/2025	$ 441,250

	POWER GENERATION - 4.6%
1,000,000	NRG Energy, Inc., 144A	6.625	1/15/2027	1,070,000

	TOTAL CORPORATE BONDS (Cost $1,428,999)			1,511,250
Shares
	EXCHANGE TRADED FUNDS - 73.9%
	CONSERVATIVE ALLOCATION - 32.4%
74,667	Arrow Reserve Capital Management ETF +			7,489,824

	CORPORATE - 41.5%
66,660	iShares iBoxx $ High Yield Corporate Bond ETF			5,795,420
97,863	VanEck Vectors Fallen Angel High Yield Bond ETF			2,846,835
38,975	VanEck Vectors International High Yield Bond ETF			953,718
				9,595,973

	TOTAL EXCHANGE TRADED FUNDS - (Cost $16,921,379)			17,085,797

	SHORT TERM INVESTMENT - 16.0%
	MONEY MARKET FUND - 16.0%
3,686,488	Fidelity Investments Money Market Funds Government Portfolio - Class I,			3,686,488
	to yield 2.06% ^ (Cost - $3,686,488)

	TOTAL INVESTMENTS - 96.4% (Cost $22,036,866)			$22,283,535
	OTHER ASSETS LESS LIABILITIES - 3.6%			826,177
	NET ASSETS - 100.0%			$23,109,712

^ Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.
+ Affiliated Exchange Traded Fund
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At April 30, 2019, 144A securities amounted to $ 1,070,000 or 4.63% of net assets

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

FUTURES CONTRACT
Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(42)	Goldman Sachs & Co. LLC	US Ultra Bond CBT	Jun-19	$ (6,899,813)	$ 19,688
				Unrealized from Short Futures Contracts	$ 19,688

CREDIT DEFAULT SWAP CONTRACT ^
Notional Value at April 30, 2019 (3)	Description	Counterparty	Fixed Rate Received	Maturity Date		Unrealized Appreciation (2)
4,300,000	Exchange Traded Credit Default Swap to Sell Protection (1) - CDX.NA.HY.32 Index	Goldman Sachs	5.00% of the Notional Value	6/20/2024		30,988

					Net Unrealized Appreciation on Swap Contracts	$30,988

^ All collateral for open future/swap contracts consists of cash included as Deposits with brokers on the Statement of Assets and Liabilities.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2) Consists of premium paid of $324,766 and current asset value of $355,754. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2019 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at April 30, 2019
Credit Default Swap	$30,988
Futures - Interest Contract	19,688
Total	$50,676

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The notional value of the derivative instruments outstanding as of April 30, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$1,511,250	$-	$1,511,250
Exchange Traded Funds	17,085,797	-	-	17,085,797
Money Market Fund	3,686,488	-	-	3,686,488
Open Swap Contracts *	-	30,988	-	30,988
Variation Margin- Open Short Future Contract *	-	19,688	-	19,688
Total	$20,772,285	$1,561,926	$-	$22,334,211

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
See Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.
* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of April 30, 2019.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019
Shares					Value
	EXCHANGE TRADED FUND - 43.8%
	CONSERVATIVE ALLOCATION - 43.8%
453,910	Arrow Reserve Capital Management ETF + (Cost $45,474,560)				$45,531,735

	SHORT-TERM INVESTMENTS - 56.7%
	MONEY MARKET FUND - 19.3%
20,037,394	Fidelity Investments Money Market Fund - Government Portfolio - Class I				20,037,394
	to yield 2.06% ** ++

Principal Amount ($)		Coupon Rate (%)		Maturity
	U.S. TREASURY BILL - 37.4% ^
39,000,000	United States Treasury Bill (a)	0.000	*	6/20/2019	38,871,070

	TOTAL SHORT-TERM INVESTMENTS (Cost $58,906,462)				58,908,464

	TOTAL INVESTMENTS - 100.5% (Cost $104,381,022)				$104,440,199
	LIABILITIES LESS OTHER ASSETS - (0.5)%				(469,437)
	NET ASSETS - 100.0%				$103,970,762

^ Zero Coupon Bonds
* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.
+ Affiliated Exchange Traded Fund
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the "MFT Fund").
(a) Pledged as collateral for swap agreements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

Open Long Future Contracts	Description	Expiration	Counterparty	Weighted %	Unrealized Appreciation/ (Depreciation)
753	2 YR T-Note	Jun-19	Societe Generale	-13.71%	$76,074
763	5 YR T-Note	Jun-19	Societe Generale	-21.37%	118,614
369	Aussie 10 YR Bond	Jun-19	Societe Generale	-0.10%	544
1,870	Aussie 3 YR Bond	Jun-19	Societe Generale	-11.40%	63,254
161	Cfe Vix	Aug-19	Societe Generale	0.00%	-
3	DAX Index	Jun-19	Societe Generale	-0.13%	730
86	EMINI NASDAQ	Jun-19	Societe Generale	4.19%	(23,256)
99	EMINI S&P	Jun-19	Societe Generale	-5.08%	28,225
1,060	Erx 2 Bund	Jun-19	Societe Generale	1.21%	(6,729)
555	Erx Bobl	Jun-19	Societe Generale	7.85%	(43,581)
2,531	Euribor	Dec-20	Societe Generale	-0.46%	2,534
333	Euro Bund	Jun-19	Societe Generale	15.98%	(88,683)
76	Euro_Stoxx50	Jun-19	Societe Generale	-1.86%	10,302
1,170	Eurodollars	Dec-20	Societe Generale	-15.61%	86,648
112	FTSE Index	Jun-19	Societe Generale	5.37%	(29,787)
184	Gilts	Jun-19	Societe Generale	15.12%	(83,938)
52	Hang Seng Index	May-19	Societe Generale	12.89%	(71,558)
87	Japan Govt Bond Ose	Jun-19	Societe Generale	0.02%	(94)
1,148	Mexican Peso Cme	Jun-19	Societe Generale	-19.64%	109,003
159	Mini Dow	Jun-19	Societe Generale	-5.06%	28,078
186	Sfe Spi 200	Jun-19	Societe Generale	22.43%	(124,498)
1,956	Short Sterling	Dec-20	Societe Generale	20.13%	(111,711)
310	US 10 Yr Notes	Jun-19	Societe Generale	-13.11%	72,788
196	US T.Bond	Jun-19	Societe Generale	-17.62%	97,795
					$110,754

Open Short Future Contracts
(154)	Australian Dollar Cme	Jun-19	Societe Generale	-1.88%	$10,420
(224)	British Pound Cme	Jun-19	Societe Generale	25.53%	(141,689)
(16)	Cac Index	May-19	Societe Generale	0.42%	(2,334)
(261)	Canadian Dollar Cme	Jun-19	Societe Generale	14.71%	(81,669)
(180)	Cfe Vix	Jun-19	Societe Generale	0.00%	-
(33)	Cfe Vix	May-19	Societe Generale	0.00%	-
(470)	Eur/Usd Cme	Jun-19	Societe Generale	39.69%	(220,318)
(514)	Japanese Yen Cme	Jun-19	Societe Generale	33.46%	(185,727)
(12)	Osk Nikkei	Jun-19	Societe Generale	0.02%	(103)
(310)	Swiss Franc Cme	Jun-19	Societe Generale	6.97%	(38,715)
(48)	Topix Index	Jun-19	Societe Generale	0.01%	(62)
					$(660,197)

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019

The following table represents the top 50 individual positions and related values within the commodity index swap as of April 30, 2019.

Open Long Future Contracts	Description	Expiration	Counterparty	Weighted %	Unrealized Appreciation/ (Depreciation)
17	Gasoline Blendstock	Jun-19	Societe Generale	13.30%	$26,616
79	Gold Cmx	Jun-19	Societe Generale	16.68%	33,382
55	High Grade Copper	Jul-19	Societe Generale	4.77%	9,552
22	Lean Hogs	Jun-19	Societe Generale	0.77%	1,542
369	Live Cattle	Jun-19	Societe Generale	-40.52%	(81,109)
12	Natural Gas	Jun-19	Societe Generale	-1.13%	(2,272)
					$(12,289)
Open Short Future Contracts
(472)	Beanmeal	Jul-19	Societe Generale	19.07%	38,166
(441)	Bean Oil	Jul-19	Societe Generale	41.06%	82,191
(73)	Brent Oil	Aug-19	Societe Generale	-19.27%	(38,572)
(167)	Cocoa NY	Jul-19	Societe Generale	19.79%	39,625
(358)	Coffee NY	Jul-19	Societe Generale	-33.51%	(67,073)
(1,199)	Corn	Jul-19	Societe Generale	-22.82%	(45,677)
(206)	Cotton	Jul-19	Societe Generale	8.70%	17,411
(26)	Crude Oil	Jun-19	Societe Generale	-5.30%	(10,601)
(103)	Gas Oil Ldn	Jun-19	Societe Generale	-34.87%	(69,809)
(67)	Heating Oil	Jun-19	Societe Generale	-33.71%	(67,484)
(482)	Kcbt Red Wheat	Jul-19	Societe Generale	36.11%	72,286
(50)	Silver CMX	Jul-19	Societe Generale	-6.03%	(12,062)
(475)	Soybeans	Jul-19	Societe Generale	80.26%	160,671
(208)	Sugar NY	Jul-19	Societe Generale	-0.13%	(258)
(373)	Wheat	Jul-19	Societe Generale	60.48%	121,065
					$219,879

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2019 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at April 30, 2019
Financial Index	$(555,078)
Commodity Risk	200,179
Total	$(354,899)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The notional value of the derivative instruments outstanding as of April 30, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Trade Fund	$45,531,735	$-	$-	$45,531,735
Short-Term Investment	20,037,394	-	-	20,037,394
U.S. Treasury Bill	-	38,871,070	-	38,871,070
Open Swap Contracts *	-	200,179	-	200,179
Total	$65,569,129	$39,071,249	$-	$104,640,378
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$-	$555,078	$-	$555,078
Total	$-	$555,078	$-	$555,078

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

* Derivative instruments include cumulative net unrealized gain or loss on swaps open as of April 30, 2019.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFSF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFSF Prospectus.

A summary of the AMFSF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30, 2019.	% of Fund Net Assets at April 30, 2019.
AMFSF-CFC	11/6/09	$18,811,290	18.09%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2019

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2019